Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Equipment
Schedule Of Equipment
	Leasehold	Office Furnishings	Right of Use
	Improvements	and Equipment	Asset	Total
Cost:
Balance, December 31, 2021	$89	$63	$121	$273
Acquisitions	117	2	272	391
Dispositions	(84)	-	(113)	(197)
Foreign currency translation adjustment	(6)	(4)	(9)	(19)
Balance, December 31, 2022	116	61	271	448
Acquisitions	-	5	-	5
Foreign currency translation adjustment	3	1	10	14
Balance, December 31, 2023	119	67	281	467
Accumulated amortization:
Balance, December 31, 2021	78	41	110	229
Amortization	18	9	33	60
Dispositions	(84)	-	(113)	(197)
Foreign currency translation adjustment	(4)	(3)	(11)	(18)
Balance, December 31, 2022	8	47	19	74
Amortization	23	11	55	89
Foreign currency translation adjustment	1	3	3	7
Balance, December 31, 2023	32	61	77	170
Net book value:
Balance, December 31, 2022	$108	$14	$252	$374
Balance, December 31, 2023	$87	$6	$204	$297